INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Market Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, interest rate risk	1.00%
Interest rate risk | Investments in Obligation Fund
Disclosure of nature and extent of risks arising from financial instruments [line items]
100bp increase	R 9.1	R 7.9
100bp (decrease)	R (9.1)	R (7.9)